SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 95.96%
Austria — 0.87%
1,448,789	Mondi Plc	$28,010,604

Brazil — 4.85%
28,741,183	B3 SA - Brasil Bolsa Balcao	52,596,966
18,249	MercadoLibre, Inc.*	29,990,407
15,858,227	Raia Drogasil SA	73,020,297
		155,607,670
Chile — 4.38%
5,282,908	Antofagasta Plc	140,398,749

China — 18.02%
87,900	Alibaba Group Holding Ltd., ADR	6,328,800
5,656,459	Alibaba Group Holding Ltd.	50,980,758
13,470,376	China Resources Land Ltd.	45,884,595
5,032,426	Midea Group Co. Ltd., Class A	44,616,239
13,606,178	NARI Technology Co. Ltd., Class A	46,639,845
1,616,300	NetEase, Inc.	30,864,741
10,174,834	Ping An Insurance Group Co. of China Ltd., Series H	46,097,870
4,296,088	Shenzhen Inovance Technology Co. Ltd., Class A	30,296,173
824,132	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	32,972,141
3,944,303	Tencent Holdings Ltd.	187,119,027
535,662	Yum China Holdings, Inc.	16,519,816
1,282,050	Yum China Holdings, Inc.	39,620,086
		577,940,091
Hong Kong — 4.75%
12,298,005	AIA Group Ltd.	83,205,224
2,165,189	Hong Kong Exchanges & Clearing Ltd.	69,292,875
		152,498,099
India — 18.94%
3,338,545	Axis Bank Ltd.	50,595,045
927,123	Dr Reddy’s Laboratories Ltd.	71,114,138
3,130,800	HDFC Bank Ltd., ADR	201,404,364
3,847,563	Mahindra & Mahindra Ltd.	132,077,500
3,331,267	Marico Ltd.	24,484,516
2,731,421	Tata Consultancy Services Ltd.	127,593,594
		607,269,157
Indonesia — 3.16%
74,997,617	Bank Central Asia Tbk PT	45,380,381
321,469,674	Kalbe Farma Tbk PT	29,945,454
137,382,362	Telkom Indonesia Persero Tbk PT	26,100,879
		101,426,714

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Korea — 9.06%
678,982	Samsung Electronics Co. Ltd.	$39,960,683
282,781	Samsung Fire & Marine Insurance Co. Ltd.	79,542,951
1,648,857	Shinhan Financial Group Co. Ltd.	57,482,405
668,365	SK Hynix, Inc.*	113,427,302
		290,413,341
Mexico — 3.39%
937,300	Fomento Economico Mexicano SAB de CV, ADR	100,900,345
2,308,200	Wal-Mart de Mexico SAB de CV	7,884,089
		108,784,434
Peru — 1.50%
297,260	Credicorp Ltd.	47,956,956

Philippines — 1.66%
3,754,639	SM Investments Corp.	53,117,337

Poland — 0.86%
273,408	Dino Polska SA*,(a)	27,551,404

South Africa — 3.09%
2,725,111	Clicks Group Ltd.	51,870,022
6,366,958	Discovery Ltd.	47,320,958
		99,190,980
Taiwan — 17.72%
2,865,766	Advantech Co. Ltd.	32,626,183
4,015,769	Delta Electronics, Inc.	47,898,113
36,277,598	E.Sun Financial Holding Co. Ltd.	31,937,955
896,897	MediaTek, Inc.	38,627,923
2,721,721	President Chain Store Corp.	22,939,417
10,368,000	Taiwan Semiconductor Manufacturing Co. Ltd.	307,179,214
22,102,186	Uni-President Enterprises Corp.	55,389,385
532,981	Voltronic Power Technology Corp.	31,555,902
		568,154,092
Thailand — 0.79%
7,421,198	Kasikornbank Public Co. Ltd., NVDR	25,305,295

United Kingdom — 2.92%
1,706,198	Unilever Plc	93,648,697

Total Common Stocks		3,077,273,620
(Cost $2,907,562,761)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Preferred Stocks — 2.75%
Korea — 2.75%
1,922,912	Samsung Electronics Co. Ltd., 2.23%	$88,293,907

Total Preferred Stocks		88,293,907
(Cost $88,651,820)
Investment Company — 0.77%
24,679,231	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	24,679,231
Total Investment Company		24,679,231
(Cost $24,679,231)
Total Investments		$3,190,246,758
(Cost $3,020,893,812) — 99.48%
Other assets in excess of liabilities — 0.52%		16,619,651
NET ASSETS — 100.00%		$3,206,866,409

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	26.14%
Information Technology	24.81%
Consumer Staples	14.28%
Consumer Discretionary	9.99%
Communication Services	7.60%
Materials	5.25%
Industrials	5.03%
Health Care	4.18%
Real Estate	1.43%
Other*	1.29%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.